Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme	12 Months Ended
	Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2017 ₨ / shares $ / shares shares	Mar. 31, 2016 ₨ / shares shares	Mar. 31, 2015 ₨ / shares shares	Mar. 31, 2014 ₨ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	92,156,300	92,156,300	128,654,300	109,033,000	92,476,600
Weighted Average Exercise Price | ₨ / shares	₨ 904.97	₨ 904.97	₨ 840.19	₨ 683.16	₨ 556.06
Plan ''C''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	680.00	₨ 10.49
Range of exercise price, Upper Range | (per share)	₨ 835.50	₨ 12.88
Number Of Shares Arising Out Of Options | shares	4,644,400	4,644,400
Weighted Average Remaining Life	2 years 4 months 2 days	2 years 4 months 2 days
Weighted Average Exercise Price | ₨ / shares	₨ 690.91	₨ 690.91
Plan ''D''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 680.00	₨ 10.49
Number Of Shares Arising Out Of Options | shares	3,334,300	3,334,300
Weighted Average Remaining Life	2 years 3 months 29 days	2 years 3 months 29 days
Weighted Average Exercise Price | ₨ / shares	₨ 680.00	₨ 680.00
Plan "E"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	468.40	₨ 7.22
Range of exercise price, Upper Range | (per share)	₨ 680.00	₨ 10.49
Number Of Shares Arising Out Of Options | shares	15,094,600	15,094,600
Weighted Average Remaining Life	2 years 2 months 5 days	2 years 2 months 5 days
Weighted Average Exercise Price | ₨ / shares	₨ 650.01	₨ 650.01
Plan "F"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	835.50	₨ 12.88
Range of exercise price, Upper Range | (per share)	₨ 1,097.80	₨ 16.93
Number Of Shares Arising Out Of Options | shares	69,083,000	69,083,000
Weighted Average Remaining Life	3 years 10 months 25 days	3 years 10 months 25 days
Weighted Average Exercise Price | ₨ / shares	₨ 985.92	₨ 985.92